Investment - Summary of provision for short-term liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Ending balance	R$ 2,096	R$ 0
Transfer to (from) provision for liabilities	(2,096)	2,096
Balance as of December 31, 2020	R$ 0	R$ 2,096